Private Placement	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Private Placement
Private Placement

Note 4 - Private Placement

Concurrently with the closing of the IPO, Mr. Meng Dong (James) Tan purchased an aggregate of 292,250 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $2,922,500 in a private placement. The Private Units are identical to the public Units except with respect to certain registration rights and transfer restrictions. The proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company failed to complete an Initial Business Combination within the Combination Period, the proceeds from the sale of the Private Units would have been used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities would have expired worthless. However, the Business Combination was consummated on November 17, 2022.

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Note 4 - Private Placement

Concurrently with the closing of the IPO, Mr. Meng Dong (James) Tan purchased an aggregate of 292,250 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $2,922,500 in a private placement. The Private Units are identical to the public Units except with respect to certain registration rights and transfer restrictions. The proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.